Convertible Preferred Shares - Additional (Details) - USD ($) $ in Thousands	Nov. 01, 2019	Sep. 16, 2019
Series D convertible preferred shares
Convertible Preferred Shares
Issuance costs	$ 1,938	$ 1,938